SCHEDULE OF OTHER RECEIVABLES NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)
Other Receivables Net
Rental and other deposits		¥ 33,225	¥ 24,228
Staff advance		4,066	11,883
Other receivables, gross		37,291	36,111
Less: provision for credit losses		(14,105)	(21,113)	¥ (22,739)	¥ (26,541)
Other receivables, net	$ 3,316	¥ 23,186	¥ 14,998